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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07404

Invesco California Value Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Colin Meadows

1555 Peachtree Street, N.E.,

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 08/31/13

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2013

Invesco California Value Municipal Income Trust
NYSE: VCV

2	Fund Performance

3	Dividend Reinvestment Plan

4	Schedule of Investments

15	Financial Statements

18	Notes to Financial Statements

23	Financial Highlights

24	Approval of Investment Advisory and Sub-Advisory Contracts

26	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/13 to 8/31/13

Trust at NAV	-12.28%
Trust at Market Value	-17.52
Barclays California Municipal Index▼	-5.56

Market Price Discount to NAV as of 8/31/13	-5.70
Source: ▼Barclays via FactSet Research Systems Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Barclays California Municipal Index is an unmanaged index considered representative of California investment-grade municipal bonds.

The Trust is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index.

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol	VCV

2                         Invesco California Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A. P.O. Box 43078, Providence, RI 02940-3078. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3                         Invesco California Value Municipal Income Trust

Schedule of Investments

August 31, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–165.52%*
California–157.13%
ABAG Finance Authority for Non-profit Corps. (Episcopal Senior Communities); Series 2012, Ref. RB	5.00%	07/01/42	$2,000	$1,748,060
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/27	1,000	1,029,970
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	4,600	4,739,932
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding);
Series 2008 A, Lease RB (INS–AGM)(a)	5.00%	12/01/24	235	252,545
Series 2008 A, Lease RB (INS–AGM)(a)	5.00%	12/01/25	750	793,418
Alhambra (City of) (Atherton Baptist Homes);
Series 2010 A, RB	7.50%	01/01/30	1,725	1,765,641
Series 2010 A, RB	7.63%	01/01/40	750	762,645
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/35	1,120	309,131
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/36	1,805	462,531
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2007 A, RB (INS–NATL)(a)(c)	4.50%	10/01/37	4,000	3,726,880
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS–AGM)(a)(c)	5.00%	02/01/31	4,250	3,990,920
Anaheim City School District (Election of 2002); Series 2007, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/24	4,970	2,874,847
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/37	1,000	1,002,140
Bakersfield (City of); Series 2007 A, Wastewater RB (INS–AGM)(a)	5.00%	09/15/32	2,500	2,524,150
Bay Area Toll Authority (San Francisco Bay Area);
Series 2007 F, Toll Bridge RB(c)(d)(e)	5.00%	04/01/17	6,000	6,838,860
Series 2009 F-1, Toll Bridge RB(c)	5.25%	04/01/26	4,315	4,781,322
Series 2009 F-1, Toll Bridge RB(c)	5.25%	04/01/29	4,795	5,241,702
Series 2009 F-1, Toll Bridge RB(c)	5.13%	04/01/39	4,500	4,542,210
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/34	3,500	3,591,035
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/26	1,245	711,779
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/28	3,000	1,484,850
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/31	2,010	799,699
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/32	430	159,242
Brea (City of) Redevelopment Agency (Redevelopment Project AB); Series 2001 A, Ref. Tax Allocation RB (INS–AMBAC)(a)	5.50%	08/01/20	3,535	3,537,192
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS–AGM)(a)	5.50%	08/01/20	1,510	1,516,342
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB(c)(f)	4.95%	12/01/37	9,000	8,679,150
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB	5.00%	12/01/29	2,000	2,148,140
Series 2012 AN, Water System RB	5.00%	12/01/32	1,600	1,693,424
California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB	5.00%	05/01/22	2,000	2,238,100
California (State of) Educational Facilities Authority (California College of Arts); Series 2012, RB	5.25%	06/01/30	1,125	1,081,282
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	1,750	1,769,740
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB(c)	5.00%	01/01/38	7,480	7,660,941
California (State of) Educational Facilities Authority (OTIS College of Art and Design–Goldsmith Campus); Series 1999 B, RB	5.25%	04/01/24	580	580,075
California (State of) Educational Facilities Authority (Pitzer College);
Series 2009, RB	5.38%	04/01/34	2,000	2,039,300
Series 2009, RB	6.00%	04/01/40	1,000	1,072,270
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB(c)	5.25%	10/01/39	10,200	10,659,408

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	$2,500	$2,552,700
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2004 G, RB	5.25%	07/01/23	2,555	2,635,227
Series 2009 A, RB	6.00%	07/01/39	2,500	2,671,250
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	4,000	3,917,320
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS–AGM)(a)	5.25%	07/01/38	5,050	4,843,455
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	1,000	1,000,550
California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB(c)	5.00%	08/15/51	12,000	11,083,680
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB	6.50%	10/01/33	3,000	3,416,250
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB(c)	5.00%	11/15/36	6,250	6,098,625
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/37	5,000	4,844,000
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	4,000	4,056,920
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB	5.50%	08/15/26	3,500	3,805,305
Series 2011 D, Ref. RB(c)	5.25%	08/15/31	10,000	10,368,200
California (State of) Housing Finance Agency; Series 1997 A, MFH RB (INS–NATL)(a)(f)	5.85%	08/01/17	2,005	2,010,033
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	500	439,835
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/19	1,215	1,295,384
Series 2007, COP	5.25%	02/01/37	6,500	6,033,105
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	3,850	3,802,991
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB(g)	6.00%	07/01/28	1,000	983,530
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/27	1,500	1,351,065
Series 2012, Water Furnishing RB(f)(g)	5.00%	07/01/37	6,000	4,872,780
California (State of) Pollution Control Financing Authority (San Diego Gas & Electric); Series 1996 A, Ref. PCR (INS–NATL)(a)	5.90%	06/01/14	1,000	1,040,880
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	5,000	4,885,400
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB(f)	5.13%	11/01/23	2,000	2,021,520
California (State of) Public Works Board (Department of Mental Health–Coalinga State Hospital); Series 2004 A, Lease RB(d)(e)	5.00%	06/01/14	2,000	2,072,400
California (State of) Public Works Board (Judicial Council); Series 2013 A, Lease RB	5.00%	03/01/38	2,725	2,631,669
California (State of) Rural Home Mortgage Finance Authority (Mortgage-Backed Securities Program); Series 1998 A, Single Family Mortgage RB (CEP–GNMA)(f)	6.35%	12/01/29	5	5,076
California (State of) Statewide Communities Development Authority (Adventist Health System/West);
Series 2005 A, Health Facility RB	5.00%	03/01/19	1,825	1,923,641
Series 2005 A, Health Facility RB	5.00%	03/01/35	2,020	1,909,365
California (State of) Statewide Communities Development Authority (Alliance for College–Ready Public Schools); Series 2012 A, School Facility RB	6.38%	07/01/47	2,060	2,028,853
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	4,000	4,067,400
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,131,750
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation–Irvine, L.L.C.–University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	5.75%	05/15/32	2,500	2,545,075
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	4,325	4,432,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS–Cal Mortgage)(a)	6.25%	08/15/28	$2,750	$3,120,920
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB(g)	5.13%	04/01/37	1,500	1,341,495
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	3,000	3,027,570
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	5,000	4,812,200
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (CEP–FHA)	6.75%	02/01/38	1,785	2,059,765
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	7.25%	11/15/41	2,000	2,143,240
California (State of) Statewide Communities Development Authority (St. Joseph Health System); Series 2000, RB (INS–NATL)(a)	5.13%	07/01/24	1,950	2,094,241
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB(c)	5.00%	12/01/41	10,090	9,719,798
California (State of) Statewide Communities Development Authority; Series 2011, School Facilities RB	6.75%	07/01/31	1,425	1,475,146
California (State of);
Series 2002, Unlimited Tax GO Bonds	6.00%	04/01/19	2,500	3,032,700
Series 2004 B-2, VRD Unlimited Tax GO Bonds (LOC–Citibank, N.A.)(h)(i)	0.03%	05/01/34	2,000	2,000,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,228,453
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	2,750	3,086,215
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	2,215	2,453,400
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	3,000	3,470,730
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	4,340	4,407,010
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	5,955	6,161,936
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	3,050	3,130,916
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	3,500	3,489,360
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,210	2,323,439
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	4,000	3,987,760
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	5,000	5,295,250
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/37	11,080	11,079,557
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/29	2,000	2,011,640
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(d)(e)	5.00%	01/01/28	1,500	1,730,760
California State University;
Series 2005 A, Systemwide RB (INS–AMBAC)(a)	5.00%	11/01/35	2,000	2,003,200
Series 2009 A, Systemwide RB	5.25%	11/01/38	5,000	5,155,950
Camarillo (City of) Public Finance Authority; Series 2005, Wastewater RB (INS–AMBAC)(a)	5.00%	06/01/36	1,000	1,001,200
Campbell Union High School District;
Series 2008, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	08/01/35	1,090	1,096,562
Series 2008, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	08/01/38	1,620	1,625,540
Capistrano Unified School District (Community Facilities District); Series 2005, Ref. Special Tax RB (INS–NATL)(a)	5.00%	09/01/29	1,000	963,200
Carson (City of) Redevelopment Agency; Series 2003 A, Ref. Tax Allocation RB (INS–NATL)(a)	5.00%	10/01/23	2,000	2,026,000
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS–AMBAC)(a)	5.00%	11/01/33	1,250	1,257,387
Chula Vista (City of) (San Diego Gas & Electric Co.); Series 2004, Ref. IDR(f)	4.00%	05/01/39	5,000	4,406,300
Chula Vista (City of) (San Diego Gas); Series 1996 A, IDR	5.30%	07/01/21	2,000	2,103,260
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/29	625	264,713
Colton (City of) Redevelopment Agency (Mount Vernon Corridor); Series 1999, Tax Allocation RB	6.30%	09/01/36	2,000	1,872,420
Compton (City of); Series 2009, Water RB	6.00%	08/01/39	1,750	1,612,240

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. Special Tax RB	5.00%	09/01/27	$1,000	$995,680
Series 2013, Ref. Special Tax RB	5.00%	09/01/29	1,720	1,666,594
Series 2013, Ref. Special Tax RB	5.00%	09/01/32	1,000	948,280
Culver City (City of) Redevelopment Agency; Series 2005 A, Ref. Tax Allocation RB (INS–AMBAC)(a)	5.00%	11/01/25	2,000	2,004,440
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	1,935	1,779,232
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/37	2,045	2,052,853
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/39	4,420	883,293
Series 2009, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/48	2,860	291,663
East Bay Municipal Utility District;
Series 2005 A, Sub. Water System RB (INS–NATL)(a)	5.00%	06/01/35	3,205	3,253,011
Series 2010 A, Ref. Sub. Water System RB(c)	5.00%	06/01/36	2,745	2,856,227
Eastern Municipal Water District; Series 2006 A, Water & Sewer Revenue COP (INS–NATL)(a)	5.00%	07/01/32	1,000	1,009,240
Eden (Township of) Healthcare District;
Series 2010, COP	6.00%	06/01/30	1,500	1,514,325
Series 2010, COP	6.13%	06/01/34	500	503,925
El Cerrito (City of) Redevelopment Agency; Series 1998 B, Ref. Tax Allocation RB (INS–NATL)(a)(f)	5.25%	07/01/15	415	427,363
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/31	2,735	976,641
Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/33	615	193,135
Emeryville (City of) Public Financing Authority (Shellmound Park Redevelopment & Housing); Series 1998 B, RB (INS–NATL)(a)	5.00%	09/01/19	880	880,871
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS–NATL)(a)	5.00%	09/01/33	4,580	4,282,300
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS–AMBAC)(a)	5.00%	09/01/28	3,000	2,898,630
Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/29	2,560	1,056,102
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds(c)	5.00%	08/01/40	13,500	13,782,690
Foothill-Eastern Transportation Corridor Agency; Series 1995 A, Sr. Lien Toll Road CAB RB(b)(d)	0.00%	01/01/27	2,950	1,762,448
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN (Acquired 05/27/08; Cost $1,533,048)(g)	6.00%	10/01/27	1,760	1,495,930
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(b)(d)	0.00%	08/01/29	85	44,408
Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/29	665	274,339
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS–FGIC)(a)	5.00%	06/01/35	965	919,423
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	3,000	2,982,930
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/24	3,000	1,873,860
Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds(d)(e)	5.00%	08/01/14	2,530	2,639,574
Independent Cities Lease Finance Authority (San Juan Mobile Estates); Series 2006 A, Mobile Home Park RB	5.00%	05/15/31	1,000	961,290
Independent Cities Lease Finance Authority (Westlake Mobilehome Park); Series 2007 A, Ref. Mobile Home Park RB	5.00%	04/15/47	1,500	1,397,220
Irvine (City of) (Reassessment District No. 12-1);
Series 2012, Limited Obligation Improvement Bonds	5.00%	09/02/24	1,145	1,215,681
Series 2012, Limited Obligation Improvement Bonds	5.00%	09/02/25	500	522,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine (City of) (Reassessment District No. 13-1);
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/25	$355	$360,588
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/26	400	401,248
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/27	325	321,454
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/28	350	345,279
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/29	705	692,056
Series 2013, Limited Obligation Special Assessment RB	5.00%	09/02/30	350	341,005
Kern (County of) Board of Education; Series 2006 A, Ref. COP (INS–NATL)(a)	5.00%	06/01/31	3,110	2,908,161
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS–AGC)(a)	5.00%	05/01/28	1,015	1,043,846
La Quinta (City of) Financing Authority; Series 2004 A, Local Agency Tax Allocation RB (INS–AMBAC)(a)	5.25%	09/01/24	4,100	4,237,227
La Quinta (City of) Redevelopment Agency (Redevelopment Area No. 1);
Series 2002, Tax Allocation RB (INS–AMBAC)(a)	5.00%	09/01/22	3,145	3,180,161
Series 2002, Tax Allocation RB (INS–AMBAC)(a)	5.13%	09/01/32	1,500	1,453,095
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.88%	08/01/39	1,000	1,062,870
Lathrop (City of) (Mossdale Village Assessment District No. 03-1); Series 2005, Special Assessment Improvement RB	5.00%	09/02/25	1,000	946,390
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/25	2,000	2,039,560
Long Beach (City of);
Series 2005 A, Ref. Harbor RB (INS–NATL)(a)(f)	5.00%	05/15/24	2,750	2,923,745
Series 2010 A, Sr. Airport RB	5.00%	06/01/40	1,590	1,511,184
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds(c)	5.00%	08/01/31	11,625	11,944,455
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS–AMBAC)(a)	6.00%	11/01/19	3,000	3,014,040
Los Angeles (City of) Community Redevelopment Agency (Grand Central Square–Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB (INS–AMBAC)(a)(f)	4.75%	12/01/26	2,215	1,962,446
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.13%	05/15/33	1,230	1,250,566
Series 2010 A, Sr. RB(c)	5.00%	05/15/35	6,000	6,019,920
Series 2010 D, Sr. RB(c)	5.25%	05/15/33	10,000	10,239,200
Los Angeles (City of) Department of Water & Power;
Series 2009 A, Water System RB	5.38%	07/01/38	2,000	2,138,480
Series 2011 A, Power System RB(c)	5.00%	07/01/22	9,200	10,510,816
Series 2011 A, Water System RB	5.25%	07/01/39	2,000	2,081,300
Series 2012 A, Water System RB(c)	5.00%	07/01/43	5,250	5,335,890
Subseries 2006 A-1, Water System RB (INS–AMBAC)(a)	5.00%	07/01/36	1,000	1,026,910
Subseries 2007 A-1, Power System RB (INS–AMBAC)(a)	5.00%	07/01/39	1,500	1,510,305
Subseries 2008 A-1, Power System RB(c)	5.25%	07/01/38	8,200	8,405,738
Los Angeles (City of);
Series 2004 A, Unlimited Tax GO Bonds(d)(e)	5.00%	09/01/14	1,030	1,079,625
Series 2012 B, Ref. Sub. Wastewater System RB(c)	5.00%	06/01/32	10,000	10,357,800
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC)(a)	5.00%	07/01/35	2,450	2,496,795
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds(c)	5.00%	08/01/33	8,000	8,070,480
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS–AMBAC)(a)(b)	0.00%	08/01/26	1,200	547,992
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/34	2,000	2,015,980
Los Angeles Unified School District (Election of 2004);
Series 2005 E, Unlimited Tax GO Bonds (INS–AMBAC)(a)	5.00%	07/01/30	620	647,237
Series 2006 F, Unlimited Tax GO Bonds (INS–FGIC)(a)	5.00%	07/01/30	2,000	2,111,460
Series 2009 I, Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	01/01/34	5,950	5,997,540
Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/44	4,495	4,565,302
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/34	850	236,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Milpitas (City of) Redevelopment Agency (Redevelopment Area No. 1); Series 2003, Tax Allocation RB (INS–NATL)(a)	5.00%	09/01/22	$5,000	$5,016,050
Modesto (City of) (Community Center Refinancing); Series 1993 A, COP (INS–AMBAC)(a)	5.00%	11/01/23	5,000	4,827,600
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS–AGC)(a)	5.25%	08/01/34	1,000	1,016,210
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	08/01/31	2,000	728,000
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(a)(b)	0.00%	08/01/29	1,250	515,675
Morongo Band of Mission Indians (The) (Enterprise Casino);
Series 2008 B, RB(g)	5.50%	03/01/18	1,385	1,451,799
Series 2008 B, RB(g)	6.50%	03/01/28	2,175	2,349,609
Murrieta (City of) Public Financing Authority;
Series 2012, Ref. Special Tax RB	5.00%	09/01/25	975	990,775
Series 2012, Ref. Special Tax RB	5.00%	09/01/26	1,000	1,002,630
Series 2012, Ref. Special Tax RB	5.00%	09/01/31	2,000	1,897,580
Murrieta Valley Unified School District Public Financing Authority (Election of 2006);
Series 2008, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	09/01/31	6,670	2,265,065
Series 2008, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	09/01/33	820	244,598
National City (City of) Community Development Commission (National City Redevelopment);
Series 2004 A, Tax Allocation RB (INS–AMBAC)(a)	5.50%	08/01/32	1,730	1,739,377
Series 2011, Tax Allocation RB	7.00%	08/01/32	750	853,897
Needles (City of) Public Utility Authority (Utility System Acquisition); Series 1997 A, RB	6.50%	02/01/22	1,850	1,803,306
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/32	1,700	1,735,190
Norwalk-La Mirada Unified School District; Series 2005 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/29	6,000	2,475,240
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/28	670	306,110
Oakland (City of); Series 2004 A, Sewer RB (INS–AGM)(a)	5.00%	06/15/25	2,355	2,433,586
Oakland (Port of);
Series 2012 P, Ref. Sr. Lien RB(f)	5.00%	05/01/26	3,000	3,057,630
Series 2012 P, Ref. Sr. Lien RB(f)	5.00%	05/01/31	5,000	4,840,050
Orange (County of) Sanitation District; Series 2007 B, COP (INS–AGM)(a)	5.00%	02/01/31	1,000	1,024,340
Orange (County of) Water District; Series 2003 B, COP(d)	5.00%	08/15/34	180	194,117
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/31	1,000	1,024,060
Oxnard (City of) Finance Authority (Redwood Trunk Sewer & Headworks); Series 2004 A, Wastewater RB (INS–NATL)(a)	5.00%	06/01/29	1,000	979,640
Oxnard Union High School District; Series 2001 A, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	6.20%	08/01/30	1,000	1,070,040
Palm Springs (City of) (Palm Springs International Airport);
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(f)	5.45%	07/01/20	250	247,315
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB(f)	5.55%	07/01/28	440	414,916
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(f)	6.00%	07/01/18	250	254,203
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(f)	6.40%	07/01/23	250	254,173
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB(f)	6.50%	07/01/27	465	471,538
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	3,000	3,069,330
Perris (City of) Public Financing Authority (Perris Valley Vistas IA 3); Series 2008 B, Local Agency Special Tax RB	6.63%	09/01/38	1,925	1,941,093
Perris (City of) Public Financing Authority;
Series 2002 A, Tax Allocation RB (INS–NATL)(a)	5.00%	10/01/31	1,000	1,002,580
Series 2006, Tax Allocation RB	5.35%	10/01/36	4,350	3,845,661
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS–NATL)(a)	5.50%	05/01/19	1,000	1,082,840
Planada Elementary School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(a)(b)	0.00%	07/01/49	8,440	808,130
Poway (City of) Redevelopment Agency (Paguay Redevelopment); Series 2003 A, Tax Allocation RB (INS–NATL)(a)	5.25%	06/15/23	7,390	7,413,057

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. Special Tax RB	5.00%	09/01/32	$1,425	$1,319,493
Series 2012, Ref. Special Tax RB	5.00%	09/01/37	1,500	1,343,760
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 1999, Ref. Tax Allocation RB (INS–AGM)(a)	5.25%	09/01/20	1,000	1,001,980
Rancho Mirage (City of) Redevelopment Agency (Redevelopment Plan–1984);
Series 2001 A-1, Tax Allocation RB (INS–NATL)(a)	5.00%	04/01/26	1,220	1,220,244
Series 2001 A-E, Tax Allocation RB (INS–NATL)(a)	5.25%	04/01/33	2,540	2,479,167
Rancho Mirage (City of) Redevelopment Agency; Series 2003 A, Housing Tax Allocation RB (INS–NATL)(a)	5.00%	04/01/33	1,000	916,890
Redding (City of); Series 2008 A, Electric System Revenue COP (INS–AGM)(a)	5.00%	06/01/27	725	762,011
Redlands (City of) Redevelopment Agency; Series 1998 A, Ref. Tax Allocation RB (INS–NATL)(a)	4.75%	08/01/21	3,800	3,800,000
Regents of the University of California;
Series 2007 J, General RB (INS–AGM)(a)(c)	4.50%	05/15/31	4,415	4,388,069
Series 2007 J, General RB (INS–AGM)(a)(c)	4.50%	05/15/35	3,585	3,417,473
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,708,225
Series 2009 O, General RB(c)	5.25%	05/15/39	7,500	7,758,525
Series 2009 O, General RB	5.25%	05/15/39	1,500	1,551,705
Series 2009 Q, General RB(c)(j)	5.00%	05/15/34	9,080	9,388,448
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,000	2,198,740
Riverside (City of);
Series 2008 B, Water RB (INS–AGM)(a)	5.00%	10/01/33	1,000	1,013,840
Series 2008 D, Electric RB (INS–AGM)(a)	5.00%	10/01/28	2,085	2,167,378
Riverside (County of) Transportation Commission;
Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	2,000	2,061,060
Series 2013 A, Limited Sales Tax RB	5.25%	06/01/24	4,000	4,629,160
Riverside Community College District (Election 2004); Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)(c)	5.00%	08/01/32	5,000	5,116,150
RNR School Financing Authority (Community Facilities District No. 92-1); Series 2006 A, Special Tax RB (INS–AMBAC)(a)	5.00%	09/01/36	2,000	1,791,180
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	06/01/20	1,650	1,324,471
Sacramento (City of) Financing Authority (Solid Waste & Redevelopment); Series 1999, Capital Improvement RB (INS–AMBAC)(a)	5.75%	12/01/22	180	180,058
Sacramento (City of) Municipal Utility District;
Series 2008 U, Electric RB (INS–AGM)(a)(c)	5.00%	08/15/24	4,960	5,368,158
Series 2008 U, Electric RB (INS–AGM)(a)	5.00%	08/15/24	1,000	1,082,290
Series 2008 U, Electric RB (INS–AGM)(a)(c)	5.00%	08/15/26	10,000	10,398,100
Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,850	3,022,140
Sacramento (City of) Regional Transit District; Series 2012, Farebox RB	5.00%	03/01/36	1,500	1,460,475
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,625,475
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS–AGM)(a)	5.00%	07/01/32	1,000	1,006,330
Series 2010, Sr. Airport System RB	5.00%	07/01/40	3,800	3,632,230
Salinas Valley Solid Waste Authority;
Series 2002, RB (INS–AMBAC)(a)(f)	5.25%	08/01/27	1,000	1,002,500
Series 2002, RB (INS–AMBAC)(a)(f)	5.25%	08/01/31	2,000	1,993,020
San Bernardino Community College District (Election of 2002); Series 2006 C, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/31	2,225	2,261,067
San Diego (City of) Public Facilities Financing Authority (Capital Improvement); Series 2012 A, Lease RB	5.00%	04/15/37	3,000	2,863,800
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Water RB	5.38%	08/01/34	5,000	5,289,350
Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	5,000	5,204,200
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/25	2,500	2,501,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of) Regional Airport Authority;
Series 2010 A, Sub. RB	5.00%	07/01/34	$3,000	$2,950,230
Series 2010 A, Sub. RB	5.00%	07/01/40	2,500	2,406,925
Series 2013 B, Sr. RB(f)	5.00%	07/01/29	2,500	2,491,700
Series 2013 B, Sr. RB(f)	5.00%	07/01/38	3,000	2,817,240
San Diego (County of) Water Authority;
Series 2004 A, COP(d)(e)	5.00%	05/01/15	625	673,350
Series 2004 A, COP(c)(d)(e)	5.00%	05/01/15	5,380	5,796,197
Series 2004 A, COP (INS–AGM)(a)	5.00%	05/01/29	75	76,003
Series 2004 A, COP (INS–AGM)(a)(c)	5.00%	05/01/29	620	628,289
Series 2008 A, COP (INS–AGM)(a)	5.00%	05/01/28	2,080	2,181,962
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds(c)	5.25%	08/01/33	5,000	5,428,950
San Dimas (City of) Redevelopment Agency (Creative Growth); Series 1998 A, Tax Allocation RB (INS–AGM)(a)	5.00%	09/01/16	350	351,323
San Francisco (City & County of) (Laguna Honda Hospital);
Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)(c)	5.00%	06/15/28	9,500	9,845,990
Series 2008 R3, Ref. Unlimited Tax GO Bonds (INS–AGC)(a)	5.00%	06/15/28	355	367,929
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/40	4,000	3,947,520
Series 2011 C, Ref. Second Series RB(f)	5.00%	05/01/23	3,000	3,219,600
Series 2011 F, Ref. Second Series RB(f)	5.00%	05/01/25	5,000	5,208,750
Series 2011 G, Second Series RB	5.25%	05/01/28	3,000	3,162,300
San Francisco (City & County of) Airport Commission (San Francisco International Airport–SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS–AGM)(a)(f)	6.13%	01/01/27	1,660	1,665,295
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/36	6,300	6,422,283
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, Tax Allocation RB	6.50%	08/01/27	400	445,128
Series 2011 C, Tax Allocation RB	6.75%	08/01/33	500	559,240
San Francisco (City & County of) Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. Special Tax RB	5.00%	08/01/33	1,635	1,557,632
San Francisco (City of) Bay Area Rapid Transit District;
Series 2010, Ref. RB	5.00%	07/01/28	1,000	1,062,930
Series 2012 A, RB	5.00%	07/01/36	8,530	8,725,166
San Francisco (City of) Municipal Transportation Agency; Series 2012 A, RB	5.00%	03/01/32	1,140	1,156,553
San Francisco (City of) Utilities Commission; Series 2012, Water RB	5.00%	11/01/36	5,000	5,101,900
San Jose (City of) Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/39	5,000	5,003,450
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	09/01/32	1,000	357,960
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS–AGM)(a)	5.00%	08/01/30	2,500	2,534,175
San Mateo (City of) Community Facilities District No. 2008-1 (Bay Meadows); Series 2013, Special Tax RB	5.00%	09/01/42	1,000	930,670
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS–NATL)(a)	5.60%	08/01/23	2,000	2,304,080
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS–AGM)(a)(b)	0.00%	04/01/36	1,000	247,440
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB(c)	5.25%	05/15/36	10,000	10,377,100
Santa Clara Valley Transportation Authority (2000-Measure A); Series 2007 A, Ref. Sales Tax RB (INS–AMBAC)(a)	5.00%	04/01/32	1,680	1,743,622
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, Special Tax RB	5.63%	09/01/36	2,000	1,983,440
Series 2013, Special Tax RB	5.63%	09/01/43	3,000	2,929,920
Santa Margarita/Dana Point Authority (Santa Margarita Water District Improvement Districts No. 2, 3 & 4); Series 2009 A, RB	5.13%	08/01/38	1,500	1,537,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Semitropic Improvement District; Series 2012 A, Ref. Water Storage District RB	5.00%	12/01/35	$2,000	$1,957,780
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	2,000	1,880,240
Simi Valley (City of) (Capital Improvement); Series 2004, COP (INS–AMBAC)(a)	5.00%	09/01/30	3,000	2,922,900
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/28	1,520	694,458
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/29	5,000	2,094,900
Series 2007 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/30	1,210	469,843
South Orange (County of) Public Financing Authority; Series 1999, Reassessment RB (INS–AGM)(a)	5.80%	09/02/18	3,305	3,386,997
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1);
Series 2004 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/29	1,640	1,641,558
Series 2005 A, Ref. RB (INS–AMBAC)(a)	5.00%	10/01/28	2,250	2,086,537
Southern California Metropolitan Water District;
Series 2003 B-1, RB(d)(e)	5.00%	10/01/13	175	175,730
Series 2003 B-1, RB(d)(e)	5.00%	10/01/13	3,825	3,840,950
Series 2003 B-1, RB(d)(e)	5.00%	10/01/13	210	210,876
Series 2003 B-1, RB(d)(e)	5.00%	10/01/13	1,790	1,797,464
Series 2003 B-2, RB(d)(e)	5.00%	10/01/13	1,900	1,907,790
Series 2009 B, Ref. RB(c)	5.00%	07/01/27	7,825	8,515,165
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB(c)	5.25%	07/01/29	2,850	2,989,650
Series 2011 1, RB(c)	5.25%	07/01/31	2,850	2,951,574
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improvements–East); Series 2012 B, Special Tax RB	5.25%	09/01/42	1,500	1,350,045
Turlock (City of) (Emanuel Medical Center, Inc.);
Series 2007 A, Health Facility Revenue COP	5.13%	10/15/31	1,000	1,029,120
Series 2007 B, Health Facility Revenue COP	5.13%	10/15/37	1,000	1,005,660
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	3,500	3,566,220
Twin Rivers Unified School District (Election of 2006); Series 2008, Unlimited Tax GO Bonds (INS–AGM)(a)	5.00%	08/01/23	1,000	1,097,680
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN(b)	0.00%	04/01/14	3,000	2,988,360
Val Verde Unified School District (Refunding & School Construction); Series 2005 B, COP (INS–NATL)(a)	5.00%	01/01/35	1,330	1,204,381
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,208,980
Vista Unified School District (Election of 2002); Series 2007 C, Unlimited Tax GO Bonds (INS–AGM)(a)(c)	5.00%	08/01/28	2,185	2,244,301
West Basin Municipal Water District; Series 2008 B, Ref. COP (INS–AGC)(a)	5.00%	08/01/27	1,640	1,724,575
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS–NATL)(a)(b)	0.00%	08/01/25	5,000	2,654,500
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(b)	0.00%	08/01/32	9,370	3,056,307
Yosemite Community College District (Election of 2004);
Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(a)(b)	0.00%	08/01/22	2,655	1,836,702
Series 2008 C, Unlimited Tax GO Bonds (INS–AGM)(a)(c)	5.00%	08/01/32	16,000	16,156,960
Yucaipa Valley Water District; Series 2004 A, COP (INS–NATL)(a)	5.25%	09/01/24	1,000	1,033,470
				883,114,999

Puerto Rico–3.54%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/29	2,000	1,518,160
Series 2010 AAA, RB	5.25%	07/01/31	2,450	1,822,898
Series 2012 A, RB	5.00%	07/01/29	2,000	1,473,580
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, CAB RB(d)(e)	5.45%	07/01/17	2,200	2,546,390
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	500	405,435
First Subseries 2010 C, RB	5.00%	08/01/35	2,000	1,586,960
First Subseries 2010 C, RB	5.25%	08/01/41	2,000	1,577,180
Series 2011 C, RB(c)	5.00%	08/01/40	3,930	3,280,410
Series 2011 C, RB(c)	5.25%	08/01/40	6,555	5,683,054
				19,894,067

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Guam–3.23%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	$3,150	$3,256,596
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	595	609,572
Guam (Territory of) International Airport Authority; Series 2013 C, General RB(f)	6.38%	10/01/43	3,000	2,989,830
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/26	2,500	2,642,925
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/27	1,500	1,568,460
Series 2012 A, Ref. RB (INS–AGM)(a)	5.00%	10/01/30	4,000	4,081,800
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	3,000	3,009,810
				18,158,993

Virgin Islands–1.62%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note–Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,965	3,227,136
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,000	1,028,180
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	3,000	2,900,100
Series 2012 A, RB(g)	4.00%	10/01/22	1,935	1,956,730
				9,112,146
TOTAL INVESTMENTS(k)–165.52% (Cost $935,021,209)				930,280,205
FLOATING RATE NOTE OBLIGATIONS–(33.62)%
Notes with interest rates ranging from 0.06% to 0.21% at 08/31/13 and contractual maturities of collateral ranging from 07/01/22 to 08/15/51 (See Note 1I)(l)				(188,955,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(33.47)%				(188,110,277)
OTHER ASSETS LESS LIABILITIES–1.57%				8,799,884
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$562,014,812

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Co.
FHA	– Federal Housing Administration
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco California Value Municipal Income Trust

Notes to Schedule of Investments:

*	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bonds issued at a discount.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1I.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security subject to the alternative minimum tax.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2013 was $15,802,938, which represented 2.81% of the Trust’s Net Assets.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2013.
(j)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.9%
National Public Finance Guarantee Corp.	7.1
American Municipal Bond Assurance Corp.	5.5

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at August 31, 2013. At August 31, 2013, the Trust’s investments with a value of $307,069,758 are held by Dealer Trusts and serve as collateral for the $188,955,000 in floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2013

Revenue Bonds	76.2%
General Obligation Bonds	20.0
Pre-Refunded Bonds	3.6
Other	0.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco California Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2013

(Unaudited)

Assets:
Investments, at value (Cost $935,021,209)	$930,280,205
Receivable for:
Investments sold	8,024,834
Interest	11,302,331
Fund expenses absorbed	116,217
Investment for trustee deferred compensation and retirement plans	22,435
Deferred offering costs	134,089
Other assets	35,710
Total assets	949,915,821

Liabilities:
Floating rate note obligations	188,955,000
Variable rate muni term preferred shares, at liquidation preference ($0.01 par value, 1,883 shares issued with liquidation preference of $100,000 per share)	188,110,277
Payable for:
Investments purchased	8,899,688
Amount due custodian	1,526,449
Accrued interest expenses	176,795
Accrued trustees’ and officers’ fees and benefits	7,745
Accrued other operating expenses	70,583
Trustee deferred compensation and retirement plans	154,472
Total liabilities	387,901,009
Net assets applicable to common shares	$562,014,812

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$658,248,278
Undistributed net investment income	1,716,433
Undistributed net realized gain (loss)	(93,208,895)
Net unrealized appreciation (depreciation)	(4,741,004)
$562,014,812

Shares outstanding, no par value, with an unlimited number of shares authorized:
Common shares outstanding	47,856,921
Net asset value per common share	$11.74
Market value per common share	$11.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco California Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2013

(Unaudited)

Investment income:
Interest	$22,331,064

Expenses:
Advisory fees	2,778,752
Administrative services fees	74,899
Custodian fees	10,035
Interest, facilities and maintenance fees	1,709,860
Transfer agent fees	13,419
Trustees’ and officers’ fees and benefits	31,778
Other	298,390
Total expenses	4,917,133
Less: Fees waived	(1,509,657)
Net expenses	3,407,476
Net investment income	18,923,588

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(3,774,973)
Change in net unrealized appreciation (depreciation) of investment securities	(96,579,132)
Net realized and unrealized gain (loss)	(100,354,105)
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(81,430,517)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco California Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2013 and the year ended February 28, 2013

(Unaudited)

	August 31, 2013	February 28, 2013
Operations:
Net investment income	$18,923,588	$28,280,397
Net realized gain (loss)	(3,774,973)	(2,053,645)
Change in net unrealized appreciation (depreciation)	(96,579,132)	23,276,943
Net increase (decrease) in net assets resulting from operations	(81,430,517)	49,503,695
Distributions to auction rate preferred shareholders from net investment income	—	(77,315)
Net increase (decrease) in net assets resulting from operations applicable to common shares	(81,430,517)	49,426,380
Distributions to shareholders from net investment income	(18,951,382)	(29,526,928)
Increase from transactions in common shares of beneficial interest	—	349,485,233
Net increase (decrease) in net assets applicable to common shares	(100,381,899)	369,384,685

Net assets applicable to common shares:
Beginning of period	662,396,711	293,012,026
End of period (includes undistributed net investment income of $1,716,433 and $1,744,227, respectively)	$562,014,812	$662,396,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco California Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2013

(Unaudited)

Cash provided by operating activities:
Net increase (decrease) in net assets resulting from operations applicable to common shares	$(81,430,517)

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(91,991,442)
Purchases of short-term investments	(2,000,000)
Proceeds from sales of investments	93,525,726
Amortization of premium	1,886,152
Accretion of discount	(1,212,486)
Decrease in receivables and other assets	46,183
Decrease in accrued expenses and other payables	(8,925)
Net realized loss from investment securities	3,774,973
Net change in unrealized depreciation on investment securities	96,579,132
Net cash provided by operating activities	19,168,796

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(18,951,382)
Increase in payable for amount due custodian	92,586
Net proceeds from floating rate note obligations	(310,000)
Net cash provided by (used in) financing activities	(19,168,796)
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$1,672,812

Notes to Financial Statements

August 31, 2013

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco California Value Municipal Income Trust (the “Trust”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to seek to provide common shareholders with a high level of current income exempt from federal and California income taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in California municipal securities rated investment grade at the time of investment.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

18                         Invesco California Value Municipal Income Trust

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
I.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

19                         Invesco California Value Municipal Income Trust

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

J.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining Auction Rate Preferred Shares (“ARPS”) and floating rate note obligations, if any.
K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least August 31, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.52%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2014. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

For the six months ended August 31, 2013, the Adviser waived advisory fees of $1,509,657.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2013, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

20                         Invesco California Value Municipal Income Trust

As of August 31, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust.

During the six months ended August 31, 2013, the Trust paid legal fees of $31,746 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP as counsel to the Trust. A trustee of the Trust is Of Counsel of Skadden, Arps, Slate, Meagher & Flom LLP.

NOTE 5—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to Dealer Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2013 were $189,871,429 and 1.18.%, respectively.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The Regulated Investment Company Modernization Act of 2010 eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2013 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2014	$276,149	$—	$276,149
February 28, 2015	3,180,940	—	3,180,940
February 29, 2016	28,598,088	—	28,598,088
February 28, 2017	33,297,240	—	33,297,240
February 28, 2018	6,860,536	—	6,860,536
February 28, 2019	3,798,339	—	3,798,339
Not subject to expiration	—	9,425,205	9,425,205
	$76,011,292	$9,425,205	$85,436,497

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of August 27, 2012, the date of reorganizations of Invesco California Municipal Income Trust, Invesco California Municipal Securities and Invesco California Quality Municipal Securities into the Trust, are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of reorganizations.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2013 was $99,387,935 and $99,454,811, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$27,562,210
Aggregate unrealized (depreciation) of investment securities	(35,293,844)
Net unrealized appreciation (depreciation) of investment securities	$(7,731,634)

Cost of investments for tax purposes is $938,011,839.

21                         Invesco California Value Municipal Income Trust

NOTE 8—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	August 31, 2013	February 29, 2012
Beginning shares	47,856,921	22,142,812
Shares issued in connection with acquisition(a)	—	25,670,636
Shares issued through dividend reinvestment	—	43,473
Ending shares	47,856,921	47,856,921

(a)	As of the opening of business on August 27, 2012, Invesco California Municipal Income Trust, Invesco California Municipal Securities and Invesco California Quality Municipal Securities (the “Target Trusts”) merged with and into the Trust pursuant to a plan of reorganization approved by the Trustees of the Trust on November 28, 2011 and by the shareholders of the Target Trusts on August 14, 2012. The reorganization was accomplished by a tax-free exchange of 25,670,636 shares of the Trust for 10,467,280 shares outstanding of Invesco California Municipal Income Trust, 3,399,954 shares outstanding of Invesco California Municipal Securities and 8,787,475 shares outstanding of Invesco California Quality Municipal Securities as of the close of business on August 24, 2012. Common shares of the Target Trusts were exchanged for common shares of the Trust, based on the relative net asset value of the Target Trusts to the net asset value of the Trust as of the close of business on August 24, 2012. Invesco California Municipal Income Trust’s net assets as of the close of business on August 24, 2012 of $166,017,589, including $18,136,381 of unrealized appreciation, Invesco California Municipal Securities’ net assets as of the close of business on August 24, 2012 of $53,419,190, including $5,382,534 of unrealized appreciation and Invesco California Quality Municipal Securities’ net assets as of the close of business on August 24, 2012 of $129,453,068, including $15,180,112 of unrealized appreciation, were combined with those of the Trust. The net assets of the Trust immediately before the reorganization were $301,173,997 and $650,063,844 immediately after the reorganization.
The pro forma results of operations for the year ended February 28, 2013 assuming the reorganization had been completed on March 1, 2012, the beginning of the annual reporting period are as follows:

Net investment income	$37,522,170
Net realized/unrealized gains	27,418,584
Change in net assets resulting from operations	$64,940,754

The	combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Trusts that have been included in the Trust’s Statement of Operations since August 27, 2012.

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 9—Variable Rate Muni Term Preferred Shares

On May 15, 2012, the Trust issued 1,160 Series 2015/6-VCV VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 15, 2012 were used to redeem all of the Trust’s outstanding ARPS. In addition, the Trust issued 723 Series 2015/6-VCV VMTP Shares in connection with the reorganization of Invesco California Municipal Income Trust and Invesco California Quality Municipal Securities into the Trust, with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. The Trust is required to redeem all outstanding VMTP Shares on June 1, 2015, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and are being amortized over the 3 year life of the VMTP Shares. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations and the unamortized balance is included in Deferred offering costs on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.05% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 1.05% to 4.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2013 were $188,300,000 and 1.18%, respectively.

The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 10—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2013:

Declaration Date	Amount per Share	Record Date	Payable Date
September 3, 2013	$0.066	September 13, 2013	September 30, 2013
October 1, 2013	0.066	October 11, 2013	October 31, 2013

22                         Invesco California Value Municipal Income Trust

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,		Four months ended February 28,		Years ended October 31,
	2013		2013	2012		2011		2010		2009		2008
Net asset value per common share, beginning of period	$13.84		$13.23	$10.96		$12.72		$11.78		$10.11		$15.38
Net investment income(a)	0.40		0.80	0.91		0.32		0.98		1.04		1.18
Net gains (losses) on securities (both realized and unrealized)	(2.10)		0.67	2.28		(1.77)		0.89		1.58		(5.28)
Dividends paid to preferred shareholders from net investment income			(0.00)	(0.01)		(0.01)		(0.02)		(0.06)		(0.32)
Total from investment operations	(1.70)		1.47	3.18		(1.46)		1.85		2.56		(4.42)
Dividends paid to common shareholders from net investment income	(0.40)		(0.86)	(0.91)		(0.30)		(0.91)		(0.89)		(0.85)
Net asset value per common share, end of period	$11.74		$13.84	$13.23		$10.96		$12.72		$11.78		$10.11
Market value per common share, end of period	$11.08		$13.88	$14.01		$11.21		$13.02		$12.02		$10.34
Total return at net asset value(b)	(12.35)%		11.43%	30.26%		(11.47)%		16.33%
Total return at market value(c)	(17.52)%		5.53%	34.87%		(11.54)%		16.70%		26.67%		(28.65)%
Net assets applicable to common shares, end of period (000’s omitted)	$562,015		$662,397	$293,012		$242,336		$280,950		$259,740		$222,299
Portfolio turnover rate(d)	10%		9%	20%		4%		12%		30%		33%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.08	%(e)	1.32%	1.35	%(f)	1.40	%(f)(g)(h)	1.36	%(f)	1.53	%(f)	2.03	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees(i)	0.54	%(e)	0.70%	1.05	%(f)	1.05	%(f)(g)(h)	1.12	%(f)	1.19	%(f)	0.97	%(f)
Without fee waivers and/or expense reimbursements	1.56	%(e)	1.65%	1.41	%(f)	1.43	%(f)(g)(h)	1.46	%(f)	1.72	%(f)	2.19	%(f)
Ratio of net investment income before preferred share dividends	6.02	%(e)	5.88%	7.60%		8.66	%(g)(h)	8.03%		9.97%		8.52%
Preferred share dividends			0.02%	0.12%		0.22	%(h)
Ratio of net investment income after preferred share dividends	6.02	%(e)	5.86%	7.48%		8.44	%(g)(h)	7.83%		9.37%		6.23%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(j)	$188,110		$188,053	$116,000		$130,000		$130,000		$140,000		$160,000
Asset coverage per preferred share(j)(k)	$398,367		$451,646	$88,149		$71,603		$79,032		$71,385		$59,769
Liquidating preference per preferred share(j)	$100,000		$100,000	$25,000		$25,000		$25,000		$25,000		$25,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased and sold of $391,680,620 and $70,496,549, respectively, in the effort to realign the Trust’s portfolio holdings after the reorganization of the Target Trusts into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $624,244.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Ratio includes an adjustment for a change in accounting estimate for professional fees during the period. Ratios excluding this adjustment would have been higher by 0.05%.
(h)	Annualized.
(i)	For the years ended October 31, 2010 and prior, ratio does not exclude facilities and maintenance fees.
(j)	For the years ended February 29, 2012 and prior, amounts are based on ARPS outstanding.
(k)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares) from the Trust’s total assets and dividing this by preferred shares outstanding.

23                         Invesco California Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the “Board”) of Invesco California Value Municipal Income Trust (the “Fund”) is required under the Investment Company Act of 1940 to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (“Invesco Advisers”) and the Master Intergroup Sub-Advisory Contract (the “sub-advisory contracts”) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”). The Board considers the Fund’s relationship with Invesco Advisers and the Affiliated Sub-Advisers throughout the year and during meetings held on March 4-5, 2013 and May 6-7, 2013, the Board considered matters related to the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts. During a contract renewal meeting held on May 7, 2013, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board, acting directly and through its committees, meets throughout the year to review the performance of the Fund. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by

Invesco Advisers and an independent company, Lipper, Inc. (“Lipper”). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.

In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Fund reflect the results of years of review and negotiation between the Trustees and Invesco Advisers, as well as with Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.

The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 7, 2013, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. The Board also meets throughout the year with the Fund’s portfolio management team, which provides the Board with insight into their management of the Fund and the Fund’s performance. The Board’s review of the qualifications of Invesco Advisers and the portfolio management team to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen

Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and the greater uncertainty that may be associated with entering into a new relationship. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Fund such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services capable of being provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who would provide such services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers, from time to time as necessary and appropriate, in managing the Fund. The Board concluded that the nature, extent and quality of the services capable of being provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, two, three, five and ten calendar years to the performance of funds in the Fund’s Lipper performance universe and against the applicable Lipper index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period, the second quintile for the two year period, the first quintile for the three year period, the fourth quintile for the five year period and the fifth quintile for the ten year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board also noted that the Lipper performance information was presented on a total return basis, and that the Fund’s distribution rate also generally compared favorably to its peers. The Board considered the additional resources that Invesco Advisers has devoted to further develop its fixed income platform. In light of these considerations, the Board concluded the Fund’s performance was

24                         Invesco California Value Municipal Income Trust

consistent with its investment objective and policies under applicable market conditions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers

The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.

The Board also considered the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations and waivers), including comparisons, as applicable, to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies similar to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.

The Board also compared the strategy of the Fund to that of other client accounts of Invesco Advisers and the Affiliated Sub-Advisers and considered, as applicable, the fees charged to other client accounts with investment strategies similar to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services than to registered fund clients, such as the Fund. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to registered fund clients, including the Fund, relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage registered fund clients and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least August 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver, and the discontinuation of this fee waiver on August 31, 2014, would have on the Fund’s total estimated expenses.

The Board also considered the services capable of being provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that, to the extent the Fund were to utilize the Affiliated Sub-Advisers, Invesco Advisers would provide services related to oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.

Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund, like most closed-end funds, does not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the registered fund clients and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2012. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the other funds overseen by the Board. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the other funds overseen by the Board. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Fund. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Fund. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

25                         Invesco California Value Municipal Income Trust

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco California Value Municipal Income Trust (the “Fund”) was held on August 2, 2013. The Meeting was held for the following purpose:

(1)	Elect two Class II Trustees, one by the holders of Common Shares and the holders of Preferred Shares voting together as a single class, and one by the holders of Preferred Shares voting separately, each of whom will serve for a three-year term or until a successor shall have been duly elected and qualified.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Against	Votes Abstain
(1)	Wayne W. Whalen	42,066,938	2,908,856	12,393
	Linda Hutton Heagy(P)	1,883	0	0

(P)	Election of Trustee by preferred shareholders only.

26                         Invesco California Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy

You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.

Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.

Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-07404                 VK-CE-CAVMI-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of August 13, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 13, 2013, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco California Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	November 8, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 8, 2013

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.